Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 010
Schedule of Assets (Held at End of Year)
Schedule of Assets (Held at End of Year)

Ford Motor Company Savings and Stock Investment Plan

Schedule of Assets (Held at End of Year)

Form 5500, Schedule H, Item 4i

EIN 38-0549190, Plan 010

December 31, 2025

	(b)	(c)
	Identity of Issuer,	Description of Investment, Including Maturity Date, Rate	(d)	(e)
(a)	Lessor, Borrower, or Similar Party	of Interest, Collateral, Par, or Maturity Value	Cost	Current Value

*	Participant Loans	Participant notes receivable bearing interest at rates ranging from 3.25 percent to 8.5 percent	—	$75,881,698

*Denotes party-in-interest to the Plan